SALES - Sales by Channel (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 503,744,922	$ 466,877,569	$ 370,406,840
Plasma Products [Member]
Revenues	430,761,163	354,008,987	321,207,552
Biopharmaceutical products [Member]
Revenues	457,738,968	422,166,244	370,406,840
Biomaterial products [Member]
Revenues	46,005,954	44,711,325	0
Distributors [Member] | Plasma Products [Member]
Revenues	220,149,266	174,698,620	126,381,596
Distributors [Member] | Placenta Polypeptide [Member]
Revenues	26,977,805	68,157,257	49,199,288
Distributors [Member] | Biomaterial products [Member]
Revenues	43,774,081	42,717,750	0
Hospitals and inoculation centers [Member] | Plasma Products [Member]
Revenues	210,611,897	179,310,367	194,825,956
Hospitals [Member] | Biomaterial products [Member]
Revenues	$ 2,231,873	$ 1,993,575	$ 0